RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Freight rate fluctuations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) T	Dec. 31, 2018 USD ($) T	Dec. 31, 2017 USD ($) T
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of freight earnings derived from tankers secured by agreements	9.50%	13.10%	12.50%
Percentage of physical time charter contracts accounted for overall hedging	59.30%	62.80%	60.70%
Percentage of coverage	8.60%	9.90%	13.30%
Long Position [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional contract value of derivative | $	$ 22.5	$ 18.8	$ 12.2
Notional contract volume | T	1,295,000	1,447,000	530,000
Short Position
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional contract value of derivative | $	$ 34.9	$ 39.6	$ 44.2
Notional contract volume | T	1,585,190	2,683,000	1,754,000
Cargo contracts and time charte ragreements | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	6 months
Cargo contracts and time charte ragreements | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	36 months
Forward freight agreements | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	0 months
Forward freight agreements | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	24 months